Income Taxes - Summary of Changes in Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ 7,088	$ 2,391	$ 1,342
Increases recorded to income tax provision	7,624	4,628	996
Exchange difference	(313)	69	53
Change in tax rate	4,663
Valuation allowance at end of year	$ 19,062	$ 7,088	$ 2,391